Retirement Benefit Plans - Summary of Key Assumptions Used for the Actuarial Valuations (Detail)	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	1.08%	0.81%
Expected rates of salary increase	1.00%	1.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	6.15%	6.50%
Expected rates of salary increase	5.00%	5.00%